EMPLOYEE BENEFIT PLANS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan Disclosure [Line Items]
Amount of employer contributions into the defined contribution plans	$ 16,105	$ 18,295	$ 14,823
Voluntary Defined Contribution Scheme Enrolled Employees Macau since July. 1, 2013 [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting period of employer voluntary contribution	10 years
Voluntary Defined Contribution Scheme Enrolled Employees HK since July. 1, 2013 [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting period of employer voluntary contribution	10 years